Long Term Debt - Project Level Secured Term Loans - Indian Rupee Loans - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 INR (₨) Installment MW	Mar. 31, 2020 USD ($) Installment	Mar. 31, 2019 INR (₨) MW	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨) MW	Mar. 31, 2020 USD ($) MW	Mar. 31, 2019 USD ($) MW
Debt Instrument [Line Items]
Borrowings	₨ 88,889		₨ 68,947			$ 1,179.1
Borrowings	90,028					1,194.2
Long-term Debt [Member]
Debt Instrument [Line Items]
Unused commitments	19,360					256.8
Secured Indian Rupee Term Loan [Member]
Debt Instrument [Line Items]
Borrowings	₨ 468					$ 6.2
Capacity of solar power project	5					5
Interest rate	9.70%	9.70%
Number of repayment installments | Installment	49	49
Repayment of loan, commenced date	Dec. 31, 2019	Dec. 31, 2019
Net carrying value of underlying collateral	₨ 528					$ 7.0
Secured Indian Rupee Term Loan - 1 [Member]
Debt Instrument [Line Items]
Borrowings	₨ 82					$ 1.1
Capacity of solar power project	2.5					2.5
Interest rate	12.16%	12.16%
Number of repayment installments | Installment	29	29
Repayment of loan, commenced date	Jan. 15, 2014	Jan. 15, 2014
Net carrying value of underlying collateral	₨ 123					$ 1.6
Secured Indian Rupee Term Loan - 2 [Member]
Debt Instrument [Line Items]
Borrowings	₨ 1,267					$ 16.8
Capacity of solar power project	30					30
Number of repayment installments | Installment	58	58
Repayment of loan, commenced date	Dec. 31, 2015	Dec. 31, 2015
Net carrying value of underlying collateral	₨ 1,545					$ 20.5
Interest rate, percentage points added to the base rate	1.50%	1.50%
Secured Indian Rupee Term Loan - 3 [Member]
Debt Instrument [Line Items]
Borrowings | ₨			₨ 1,408
Capacity of solar power project			28				28
Number of years for interest rate fixed			5 years	5 years
Secured Indian Rupee Term Loan - 3 [Member] | L&T PLR [Member] | Larsen & Toubro [Member]
Debt Instrument [Line Items]
Interest rate			4.90%	4.90%
Secured Indian Rupee Term Loan - 3 [Member] | L&T PLR [Member] | Union Bank of India [Member]
Debt Instrument [Line Items]
Interest rate			4.50%	4.50%
Secured Indian Rupee Term Loan - 4 [Member]
Debt Instrument [Line Items]
Borrowings | ₨					₨ 413
Capacity of solar power project					14
Secured Indian Rupee Term Loan - 4 [Member] | Marginal Cost of Funds Based Lending Rate [Member]
Debt Instrument [Line Items]
Interest rate					1.45%
Secured Indian Rupee Term Loan - 5 [Member]
Debt Instrument [Line Items]
Borrowings | ₨					₨ 1,614
Capacity of solar power project					40
Secured Indian Rupee Term Loan - 6 [Member]
Debt Instrument [Line Items]
Borrowings | ₨					₨ 375
Capacity of solar power project					7
Secured Indian Rupee Term Loan - 6 [Member] | PFS Reference Rate [Member] | PTC India Financial Services [Member]
Debt Instrument [Line Items]
Interest rate					3.50%
Secured Indian Rupee Term Loan - 7 [Member]
Debt Instrument [Line Items]
Capacity of solar power project	50					50
Number of repayment installments | Installment	71	71
Net carrying value of underlying collateral	₨ 2,700					$ 35.8
Borrowings	₨ 2,099					27.8
Secured Indian Rupee Term Loan - 7 [Member] | TCCL Prime Lending Rate [Member] | TATA Capital Financial Services Limited [Member]
Debt Instrument [Line Items]
Interest rate	6.30%	6.30%
Secured Indian Rupee Term Loan - 8 [Member]
Debt Instrument [Line Items]
Borrowings | ₨			₨ 1,500		₨ 2,287
Capacity of solar power project					50
Secured Indian Rupee Term Loan - 8 [Member] | PFS Reference Rate [Member] | PTC India Financial Services [Member]
Debt Instrument [Line Items]
Interest rate					3.25%
Secured Indian Rupee Term Loan - 8 [Member] | TCCL Prime Lending Rate [Member] | Tata Cleantech Capital Limited
Debt Instrument [Line Items]
Interest rate			4.90%	4.90%
Secured Indian Rupee Term Loan - 9 [Member]
Debt Instrument [Line Items]
Borrowings	₨ 427					$ 5.6
Capacity of solar power project	10					10
Number of repayment installments | Installment	60	60
Repayment of loan, commenced date	Jun. 30, 2017	Jun. 30, 2017
Net carrying value of underlying collateral	₨ 581					$ 7.7
Secured Indian Rupee Term Loan - 9 [Member] | PFS Reference Rate [Member]
Debt Instrument [Line Items]
Number of years for rate revision	10 years	10 years
Secured Indian Rupee Term Loan - 10 [Member]
Debt Instrument [Line Items]
Borrowings	₨ 5,321					$ 70.6
Capacity of solar power project	100					100
Number of repayment installments | Installment	73	73
Repayment of loan, commenced date	Jun. 30, 2018	Jun. 30, 2018
Net carrying value of underlying collateral	₨ 5,245					$ 69.6
Secured Indian Rupee Term Loan - 11 [Member]
Debt Instrument [Line Items]
Borrowings	₨ 400		₨ 1,070			$ 5.3
Capacity of solar power project	200					200
Number of repayment installments | Installment	74	74
Repayment of loan, commenced date	Mar. 31, 2020	Mar. 31, 2020
Net carrying value of underlying collateral	₨ 9,262					$ 122.9
Borrowings	₨ 1,399					18.5
Secured Indian Rupee Term Loan - 11 [Member] | Marginal Cost of Funds Based Lending Rate [Member]
Debt Instrument [Line Items]
Interest rate	0.55%	0.55%
Secured Indian Rupee Term Loan - 12 [Member]
Debt Instrument [Line Items]
Borrowings | ₨			₨ 3,530
Capacity of solar power project			100				100
Secured Indian Rupee Term Loan - 13 [Member] | IFC Led Consortium for Rooftop Projects [Member]
Debt Instrument [Line Items]
Interest rate			10.74%	10.74%
Repayment of loan, commenced date			Apr. 30, 2019	Apr. 30, 2019
Net carrying value of underlying collateral			₨ 3,028				$ 40.2
Borrowings	₨ 121					$ 1.6
Proceeds from term and other debt			₨ 124	$ 1.8
Debt instrument, covenant compliance description	As of March 31, 2020, the Company was not in compliance with the financial covenants related to this borrowing and had obtained suitable waivers for the non-compliance prior to the issuance of these financial statements.	As of March 31, 2020, the Company was not in compliance with the financial covenants related to this borrowing and had obtained suitable waivers for the non-compliance prior to the issuance of these financial statements.
Secured Indian Rupee Term Loan - 14 [Member]
Debt Instrument [Line Items]
Capacity of solar power project	16					16
Number of repayment installments | Installment	52	52
Repayment of loan, commenced date	Jun. 30, 2020	Jun. 30, 2020
Net carrying value of underlying collateral	₨ 701					$ 9.3
Borrowings	453					$ 6.0
Proceeds from term and other debt	₨ 463	$ 6.1
Secured Indian Rupee Term Loan - 14 [Member] | Marginal Cost of Funds Based Lending Rate [Member]
Debt Instrument [Line Items]
Interest rate	0.35%	0.35%
Secured Indian Rupee Term Loan - 15 [Member]
Debt Instrument [Line Items]
Capacity of solar power project	90					90
Number of repayment installments | Installment	204	204
Repayment of loan, commenced date	Apr. 30, 2022	Apr. 30, 2022
Net carrying value of underlying collateral	₨ 918					$ 12.2
Borrowings	993					$ 13.1
Proceeds from term and other debt	₨ 1,000	$ 13.3
Secured Indian Rupee Term Loan - 15 [Member] | PFS Reference Rate [Member]
Debt Instrument [Line Items]
Number of years for rate revision	1 year	1 year